Goodwill	6 Months Ended
Jun. 30, 2018
Goodwill [Abstract]
GOODWILL	NOTE 5: GOODWILL Goodwill as of June 30, 2018 and December 31, 2017 amounted to:

Balance January 1, 2017	$1,579
Balance December 31, 2017	1,579
Balance June 30, 2018	$1,579